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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2000
                                                ------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------------------------------
        This Amendment (Check only one.):      [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perseus, L.L.C.
          ------------------------------------------------
Address:  The Army and Navy Club Building
          ------------------------------------------------
          1627 I Street, N.W., Suite 610
          ------------------------------------------------
          Washington, D.C.  20006
          ------------------------------------------------

Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodd Macklin
          -------------------------------------------------------
Title:    Chief Financial Officer, Treasurer and Secretary
          -------------------------------------------------------
Phone:    (202) 452-0101
          -------------------------------------------------------

Signature, Place, and Date of Signing:

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
   /s/   RODD MACKLIN                          Washington, D.C.           December 8, 2000
------------------------------------    -----------------------------   ----------------------
           [Signature]                          [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              FORM 13F SUMMARY PAGE


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
Report Summary:


Number of Other Included Managers:                 0
                                          ----------------------

Form 13F Information Table Entry Total:            29
                                          ----------------------

Form 13F Information Table Value Total:          $27,720
                                          ----------------------
                                               (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                NONE



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                          FORM 13F INFORMATION TABLE

   COLUMN 1             COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7            COLUMN 8
------------------  --------------- ---------- -----------  ------------------------- -----------  ----------  ---------------------

                                                                                                                 VOTING AUTHORITY
                                                             SHRS OR     SH     PUT/  INVESTMENT     OTHER     ---------------------
  NAME OF ISSUER     TITLE OF CLASS    CUSIP    VALUE (x$)   PRN AMT     /PR    CALL  DISCRETION    MANAGERS    SOLE   SHARED  NONE
------------------  --------------- ---------- -----------  ---------  ------  ------ -----------  ----------  ------  ------  -----

Millennium
  Pharmaceuticals,
  Inc.                  Common      599902103     $1,022        7,000    SH              SOLE                   7,000
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NetObjects, Inc.        Common      64114L102       $179       57,209    SH              SOLE                  57,209
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Quidel Corporation      Common      74838J101        $97       22,500    SH              SOLE                  22,500
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Immunex Corp.           Common      452528102       $218        5,000    SH              SOLE                   5,000
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Alkermes, Inc.          Common      01642T108       $483       12,500    SH              SOLE                  12,500
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Magainin
  Pharmaceuticals,
  Inc.                  Common      559036108        $16        5,000    SH              SOLE                   5,000
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Neurocrine
  Biosciences,
  Inc.                  Common      64125C109     $1,485       33,000    SH              SOLE                  33,000
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Johnson & Johnson       Common      478160104       $329        3,500    SH              SOLE                   3,500
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Genencor
  International
  Inc.                  Common      368709101       $148        5,000    SH              SOLE                   5,000
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Pfizer Inc.             Common      717081103     $1,011       22,500    SH              SOLE                  22,500
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Advanced
  Neuromodulation
  Systems, Inc.         Common      00757T101       $536       27,500    SH              SOLE                  27,500
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Enchira
  Biotechnology
  Corp.                 Common      29251Q107        $44        5,500    SH              SOLE                   5,500
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Amgen Inc.              Common      031162100       $349        5,000    SH              SOLE                   5,000
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Neose
  Technologies,
  Inc.                  Common      640522108       $968       20,000    SH              SOLE                  20,000
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Alteon, Inc.            Common      02144G107       $278       92,500    SH              SOLE                  92,500
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Parexel
  International
  Corp.                 Common      699462107        $85       10,000    SH              SOLE                  10,000
------------------------------------------------------------------------------------------------------------------------------------
McKesson
  HBOC, Inc.            Common      58155Q103       $458       15,000    SH              SOLE                  15,000
------------------------------------------------------------------------------------------------------------------------------------
Orchid
  Biosciences,
  Inc.                  Common      68571P100       $306        9,000    SH              SOLE                   9,000
------------------------------------------------------------------------------------------------------------------------------------
Schering
  Plough Corp.          Common      806605101       $233        5,000    SH              SOLE                   5,000
------------------------------------------------------------------------------------------------------------------------------------
Guilford
  Pharmaceuticals
  Inc.                  Common      401829106        $92        4,000    SH              SOLE                   4,000
------------------------------------------------------------------------------------------------------------------------------------
Microcide
  Pharmaceuticals
  Inc.                  Common      595018102       $115        8,500    SH              SOLE                   8,500
------------------------------------------------------------------------------------------------------------------------------------
Anesta Corp.            Common      034603100       $230       10,000    SH              SOLE                  10,000
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Synaptic
  Pharmaceutical
  Corp.                 Common      87156R109       $153       21,600    SH              SOLE                  21,600
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[Repeat as necessary]

                           FORM 13F INFORMATION TABLE

  COLUMN 1            COLUMN 2       COLUMN 3      COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
------------------  --------------- ----------    -----------  ---------------------  ----------- ----------  ----------------------

                                                                                                                 VOTING AUTHORITY
                                                                SHRS OR     SH/  PUT/   INVESTMENT   OTHER     ---------------------
  NAME OF ISSUER    TITLE OF CLASS     CUSIP       VALUE (x$)   PRN AMT     PRN  CALL   DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------  --------------- ----------    -----------  ---------   ----- ----  ----------- ----------  -------  ------  ----

Tularik, Inc.          Common        899165104          $413       12,500    SH           SOLE                12,500
------------------------------------------------------------------------------------------------------------------------------------
Tripos Inc.            Common        896928108          $216        7,500    SH           SOLE                 7,500
------------------------------------------------------------------------------------------------------------------------------------
Cor
  Therapeutics
  Inc.                 Common        217753102          $312        5,000    SH           SOLE                 5,000
------------------------------------------------------------------------------------------------------------------------------------
Abgenix Inc.           Common        00339B107          $808       10,000    SH           SOLE                10,000
------------------------------------------------------------------------------------------------------------------------------------
NPS
  Pharmaceuticals
  Inc.                 Common        62936P103          $679       12,000    SH           SOLE                12,000
------------------------------------------------------------------------------------------------------------------------------------
Rosetta
  Inpharmatics
  Inc.                 Common        777777103       $16,457      589,998    SH           SOLE               589,998
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[Repeat as necessary]
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